As filed with the Securities and Exchange Commission on November 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.11%
	Aerospace & Defense - 2.84%
11,500	Empresa Brasileira de Aeronautica SA - ADR	$451,605

	Air Freight & Logistics - 3.07%
4,500	FedEx Corp.	489,060

	Basic Resources - 3.17%
13,720	Peabody Energy Corp.	504,622

	Beverages - 6.87%
24,400	Constellation Brands, Inc. - Class A*	702,232
6,000	PepsiCo, Inc.	391,560
		1,093,792

	Biotechnology - 3.72%
8,275	Amgen, Inc.*	591,911

	Communications Equipment - 7.26%
9,500	Cisco Systems, Inc.*	218,500
23,000	Nokia Oyj - ADR	452,870
13,290	QUALCOMM, Inc.	483,092
		1,154,462

	Diversified Telecommunication Services - 4.84%
23,675	AT&T, Inc.	770,858

	Electrical Equipment - 3.16%
6,000	Emerson Electric Co.	503,160

	Financial Services - 8.33%
18,975	Brookfield Asset Management, Inc. - Class A#	841,351
16,000	Nasdaq Stock Market, Inc.*	483,840
		1,325,191

	Hotels, Restaurants & Leisure - 2.61%
6,100	Wynn Resorts, Ltd.*	414,861

	Information Retrieval Services - 2.02%
800	Google, Inc. - Class A*	321,520

	Insurance - 2.91%
7,000	American International Group, Inc.	463,820

	Internet & Catalog Retail - 4.77%
12,775	Coldwater Creek, Inc.*	367,409
13,800	eBay, Inc.*	391,368
		758,777

	Multiline Retail - 4.60%
17,300	Nordstrom, Inc.	731,790

	Oil & Gas - 8.05%
11,000	ConocoPhillips	654,830
13,000	Occidental Petroleum Corp.	625,430
		1,280,260

	Pharmaceuticals - 3.06%
8,340	Novartis AG - ADR	487,390

	Road & Rail - 4.76%
4,765	Burlington Northern Santa Fe Corp.	349,941
9,235	Norfolk Southern Corp.	406,802
		756,743

	Software - 5.08%
14,390	Autodesk, Inc.*	500,484
11,260	Microsoft Corp.	307,736
		808,220

	Specialty Retail - 15.45%
11,360	Abercrombie & Fitch Co. - Class A	789,293
15,000	Best Buy Co., Inc.	803,400
9,575	CarMax, Inc.*	399,373
14,400	Williams-Sonoma, Inc.	466,416
		2,458,482

	Technology/Hardware - 2.54%
5,250	Apple Computer, Inc.*	404,407
	Total Common Stocks (Cost $13,813,472)	15,770,931
	SHORT-TERM INVESTMENTS - 1.02%
162,608	SEI Daily Income Trust Government Fund - Class B (Cost 162,608)	162,608
	Total Investments in Securities (Cost $13,976,080) - 100.13%	15,933,539
	Liabilities in Excess of Other Assets - (0.13)%	(20,208)
	Net Assets - 100.00%	$15,913,331

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows**:

Cost of investments	$13,989,419

Gross unrealized appreciation	$2,474,510
Gross unrealized depreciation	(530,390)
Net unrealized appreciation	$1,944,120

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/17/06

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/17/06

* Print the name and title of each signing officer under his or her signature.